GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
Impairment of Assets [Abstract]
Disclosure of Information for Impairment Loss Recognised or Reversed for Individual Asset or Cash-Generating Unit
The goodwill recorded in the consolidated financial statements relates to the following groups of CGUs:

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021

Johnson	$219	$219
Single-Family Rental (1)	29,507	29,507
Total goodwill	$29,726	$29,726
(1) Relates to the Tricon wholly-owned portfolio.